CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Contingent Liabilities

	2022 £m	2021 £m
Contingent liabilities
Acceptances and endorsements	58	191
Other:
Other items serving as direct credit substitutes	781	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,147	2,043
	2,928	2,553
Total contingent liabilities	2,986	2,744

Schedule of Commitments

	2022 £m	2021 £m
Commitments and guarantees
Forward asset purchases and forward deposits placed	39	61
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	17,144	17,807
Other commitments and guarantees	79,925	88,454
	97,069	106,261
1 year or over original maturity	46,687	36,411
Total commitments and guarantees	143,795	142,733